UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2007

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  November 1, 2007


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 15,374,509.00 (x1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   404250 7539150.000SH     SOLE              6202220.000       1336930.000
                                                             40644 758000.000SH      OTHER                                758000.000
Allergan Inc                   COM              018490102   452897 7024930.000SH     SOLE              5780175.000       1244755.000
                                                             45451 705000.000SH      OTHER                                705000.000
American Express Co            COM              025816109   390034 6569553.000SH     SOLE              5402375.000       1167178.000
                                                             36216 610000.000SH      OTHER                                610000.000
American Int'l Group           COM              026874107      534 7890.000 SH       SOLE                 7890.000
Apple Inc                      COM              037833100   476267 3103319.000SH     SOLE              2552959.000        550360.000
                                                             48343 315000.000SH      OTHER                                315000.000
Baker Hughes Inc               COM              057224107   492546 5450323.000SH     SOLE              4484431.000        965892.000
                                                             47896 530000.000SH      OTHER                                530000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      711    6.000 SH       SOLE                    6.000
CVS Caremark Corp              COM              126650100   368929 9309335.000SH     SOLE              7657635.000       1651700.000
                                                             36063 910000.000SH      OTHER                                910000.000
Caterpillar Inc                COM              149123101      275 3500.000 SH       SOLE                 3500.000
Cisco Systems Inc              COM              17275R102   413898 12493196.000SH    SOLE             10240846.000       2252350.000
                                                             42738 1290000.000SH     OTHER                               1290000.000
Coca-Cola Co                   COM              191216100   627352 10916171.000SH    SOLE              8976886.000       1939285.000
                                                             64366 1120000.000SH     OTHER                               1120000.000
Colgate-Palmolive Co           COM              194162103   209381 2935793.000SH     SOLE              2416007.000        519786.000
                                                             20825 292000.000SH      OTHER                                292000.000
ConocoPhillips                 COM              20825C104      386 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   325674 5306731.000SH     SOLE              4366582.000        940149.000
                                                             33140 540000.000SH      OTHER                                540000.000
Devon Energy Corp              COM              25179M103   316875 3808598.000SH     SOLE              3126738.000        681860.000
                                                             30368 365000.000SH      OTHER                                365000.000
Disney, Walt Co                COM              254687106      217 6296.000 SH       SOLE                 6296.000
Electronic Arts Inc            COM              285512109   275563 4921648.000SH     SOLE              4036288.000        885360.000
                                                             24636 440000.000SH      OTHER                                440000.000
Emerson Elec Co                COM              291011104   600222 11278127.000SH    SOLE              9292397.000       1985730.000
                                                             60139 1130000.000SH     OTHER                               1130000.000
Exxon Mobil Corp               COM              30231G102   342822 3703784.000SH     SOLE              3051174.000        652610.000
                                                             33322 360000.000SH      OTHER                                360000.000
Fluor Corp                     COM              343412102   159905 1110606.000SH     SOLE               913766.000        196840.000
                                                             14686 102000.000SH      OTHER                                102000.000
Genentech, Inc.                COM              368710406      441 5650.000 SH       SOLE                 5650.000
General Electric Co            COM              369604103   626941 15143495.000SH    SOLE             12461430.000       2682065.000
                                                             63839 1542000.000SH     OTHER                               1542000.000
Gilead Sciences Inc            COM              375558103   146036 3573172.000SH     SOLE              2943142.000        630030.000
                                                             13487 330000.000SH      OTHER                                330000.000
Google Inc Cl A                COM              38259P508   654421 1153632.000SH     SOLE               949133.000        204499.000
                                                             65236 115000.000SH      OTHER                                115000.000
Halliburton Co                 COM              406216101   433975 11301427.000SH    SOLE              9303536.000       1997891.000
                                                             44928 1170000.000SH     OTHER                               1170000.000
Hewlett Packard Co             COM              428236103   492280 9887126.000SH     SOLE              8124581.000       1762545.000
                                                             45160 907000.000SH      OTHER                                907000.000
Intel Corp                     COM              458140100   401918 15542061.000SH    SOLE             12795256.000       2746805.000
                                                             39049 1510000.000SH     OTHER                               1510000.000
International Business Machine COM              459200101      554 4700.000 SH       SOLE                 4700.000
Johnson & Johnson              COM              478160104     1392 21194.000SH       SOLE                21194.000
McDonald's Corp                COM              580135101   458405 8415734.000SH     SOLE              6922168.000       1493566.000
                                                             43848 805000.000SH      OTHER                                805000.000
Medtronic Inc                  COM              585055106     1391 24650.000SH       SOLE                11050.000         13600.000
Merck & Co Inc                 COM              589331107   516918 10000345.000SH    SOLE              8257790.000       1742555.000
                                                             53241 1030000.000SH     OTHER                               1030000.000
Merrill Lynch & Co Inc         COM              590188108    98089 1376110.000SH     SOLE              1127820.000        248290.000
                                                              8910 125000.000SH      OTHER                                125000.000
Microsoft Corp                 COM              594918104     1171 39750.000SH       SOLE                39750.000
Nike Inc Class B               COM              654106103   344612 5874737.000SH     SOLE              4834541.000       1040196.000
                                                             33730 575000.000SH      OTHER                                575000.000
Nokia Corp Sponsored ADR       COM              654902204      607 16000.000SH       SOLE                16000.000
Novartis A G Sponsored ADR     COM              66987V109      918 16700.000SH       SOLE                 1600.000         15100.000
Paychex Inc                    COM              704326107   338529 8256791.000SH     SOLE              6810411.000       1446380.000
                                                             36449 889000.000SH      OTHER                                889000.000
Pepsico Inc                    COM              713448108   540936 7383788.000SH     SOLE              6068762.000       1315026.000
                                                             53040 724000.000SH      OTHER                                724000.000
Procter & Gamble Co            COM              742718109   637349 9060969.000SH     SOLE              7459765.000       1601204.000
                                                             62251 885000.000SH      OTHER                                885000.000
Qualcomm Inc                   COM              747525103   508519 12033115.000SH    SOLE              9897817.000       2135298.000
                                                             50036 1184000.000SH     OTHER                               1184000.000
Research In Motion             COM              760975102   454469 4611559.000SH     SOLE              3834164.000        777395.000
                                                             46319 470000.000SH      OTHER                                470000.000
Schering Plough Corp           COM              806605101   286920 9071130.000SH     SOLE              7462980.000       1608150.000
                                                             27834 880000.000SH      OTHER                                880000.000
Schlumberger                   COM              806857108   721710 6873428.000SH     SOLE              5669552.000       1203876.000
                                                             71925 685000.000SH      OTHER                                685000.000
State Str Corp                 COM              857477103      382 5600.000 SH       SOLE                 5600.000
Stryker Corp                   COM              863667101   464148 6750257.000SH     SOLE              5551020.000       1199237.000
                                                             44625 649000.000SH      OTHER                                649000.000